Note 17 - Other Income - Schedule of Other Income (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Government grant income (note 12)	$ 168	$ 0
Excess fuel resold	0	566
Other income	$ 168	$ 566